JPMorgan Income Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.37%	2.31%	3.99%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.81%	2.53%	3.95%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.64%	3.36%	4.67%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.06%	1.22%	2.44%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	1.61%	2.59%